Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	1,922,394	1,031,371
Warrants
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	467,451	546,212
Stock options
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	1,454,943	485,159